Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Intangible Assets and Goodwill

2018	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	14,154	10,429	6,106	30,689
Additions	331	—	659	990
Sales, retirements and other movements	(75)	(64)	(253)	(392)
Currency translation differences	(72)	—	(120)	(192)
At December 31	14,338	10,365	6,392	31,095
Depreciation, depletion and amortisation, including impairments
At January 1	492	2,432	3,585	6,509
Charge for the year	173	925	370	1,468
Sales, retirements and other movements	(21)	(64)	(275)	(360)
Currency translation differences	(22)	—	(86)	(108)
At December 31	622	3,293	3,594	7,509
Carrying amount at December 31	13,716	7,072	2,798	23,586

2017	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	13,592	10,429	5,085	29,106
Additions	784	—	786	1,570
Sales, retirements and other movements	(261)	—	37	(224)
Currency translation differences	39	—	198	237
At December 31	14,154	10,429	6,106	30,689
Depreciation, depletion and amortisation, including impairments
At January 1	605	1,475	3,059	5,139
Charge for the year	—	957	612	1,569
Sales, retirements and other movements	(136)	—	(241)	(377)
Currency translation differences	23	—	155	178
At December 31	492	2,432	3,585	6,509
Carrying amount at December 31	13,662	7,997	2,521	24,180